Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated May 24, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

July 27, 2018, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio – Investment Adviser,” the information with respect to American Century in the portfolio manager table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
American Century

Phillip N. Davidson, CFA Senior Vice President and Executive Portfolio Manager	2018

Brian Woglom, CFA Vice President and Portfolio Manager	2016

Phil Sundell, CFA Portfolio Manager	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “American Century Investment Management, Inc. (“American Century”)” is deleted in its entirety and replaced with the following:

A portion of the SA Multi-Managed Large Cap Value Portfolio is managed by Phillip N. Davidson, Brian Woglom and Phil Sundell. Mr. Davidson, Senior Vice President and Executive Portfolio Manager, joined American Century in 1993 as a portfolio manager. He is a CFA charterholder. Mr. Woglom, Vice President and Portfolio Manager, joined American Century in 2005 as an investment analyst and became a portfolio manager in 2012. He is a CFA charterholder. Mr. Sundell, Portfolio Manager, joined American Century in 1997 and became a portfolio manager in 2017. He is a CFA charterholder.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated May 24, 2019

to the Portfolio’s Statement of Additional Information (“SAI”)

dated July 27, 2018, as supplemented and amended to date

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to American Century Investment Management, Inc. (“American Century”) is deleted in its entirety and replaced with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of May 1, 2019)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
American Century	Davidson, Phillip N.	20	$30,501	7	$3,969	5	$832.1
	Sundell, Phil	9	$7,282	3	$1,483	1	$1.1
	Woglom, Brian	20	$18,703	5	$2,208	3	$78.2

If applicable, the total number of accounts and total assets in accounts that have an advisory fee that is all or partly based on the account’s performance are provided in parentheses.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.